Note 6 - Trade Accounts Receivable	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]

6.    Trade accounts receivable

	12/31/2024	12/31/2023
Accounts receivable from customers	25,912	95,922
Provisional price adjustment	(9,249)	(66,229)
	16,663	29,693

The Company's operations include accounts receivable where the final selling price is established days after initial revenue recognition and product delivery.

The trade accounts receivable is subject to significant market price fluctuations until the final selling price is settled. The Company monitors the futures market for lithium to estimate the final prices when the quotational periods of the contracts close. As a result, accounts receivable on December 31, 2024, have been estimated and adjusted based on relevant forward market prices (see Note 24). Any fluctuations in the value of these receivables are reflected in the Company's sales revenue.

Accounting policy

Trade receivables are amounts due from customers for goods sold in the ordinary course of business. Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, when they are recognized at fair value.

Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotational periods stipulated in the contracts with changes between the provisional and final prices recorded in revenues. For contracts with variable pricing dependent on the content of mineral in the product delivered, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the products.

Final invoices are typically issued after the commodities have been received and analyzed (with customer approval of quantities, moisture, and mineral content). Accounts receivable are then remeasured in accordance with each contract.

The fair value of the sale price adjustment is reassessed at each reporting date, based on all variable pricing elements.

The Company periodically measures expected credit losses. The Company considers the history and financial conditions of its customers. The Company did not recognize any credit losses in these consolidated financial statements.